Subsequent Events - Additional Information (Detail)	Jan. 30, 2026 USD ($) units shares $ / shares	Dec. 31, 2025 $ / shares
Subsequent Event [Line Items]
Warrants exercisable price per share		$ 11.5
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face amount | $	$ 148,000
Debt instrument conversion price	$ 10
Debt instrument convertible number of units | units	14,800
Debt instrument convertible number of equity instruments | shares	14,800
Sale of units in private placement | shares	14,800
Warrants exercisable price per share	$ 11.5